Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) - USD ($)
	3 Months Ended							6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance	$ (7,185,574)		$ (12,183,292)	$ (22,902,000)	$ (18,160,646)	$ (40,630,758)	$ 3,412,459	$ 3,412,459	$ 3,412,459	$ (22,902,000)	$ 3,412,459
Net Income (Loss)	(1,430,668)			9,194,630	(9,717,896)	21,914,426	(32,535,982)	(10,621,556)	(20,339,452)	(41,004,000)	(32,417,033)
Balance	(8,268,588)			(12,183,292)	(18,786,644)	(18,160,646)	(40,630,758)	(18,160,646)	(18,786,644)	(7,185,574)	(22,902,000)
Shares issued from exercise of Series B Warrants					2,299,253	104,024
Shares issued from exercise of Series A Warrants				241,546	193,757					4,475,854	7,323,195
Additional Paid-in Capital [Member]
Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance	159,027,646	$ 103,738,980	103,535,931	101,998,956	82,483,948		28,850,985	28,850,985	28,850,985	101,998,956	28,850,985
Net Income (Loss)
Balance	159,453,519	104,518,211	103,738,980	103,535,931	93,968,741	82,483,948		82,483,948	93,968,741	159,027,646	101,998,956
Shares issued from exercise of Series B Warrants					2,298,737	104,004
Shares issued from exercise of Series A Warrants				241,472	193,710					4,475,753	7,321,820
Retained Earnings [Member]
Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance	(163,372,539)	(115,287,768)	(113,173,909)	(122,368,539)	(100,573,062)		(25,445,506)	(25,445,506)	(25,445,506)	(122,368,539)	(25,445,506)
Net Income (Loss)	(1,430,668)	(4,092,145)	(2,113,859)	9,194,630	(9,717,896)	21,914,426				(41,004,000)	(32,417,033)
Balance	(164,803,207)	(119,379,913)	(115,287,768)	(113,173,909)	(110,290,958)	(100,573,062)		(100,573,062)	(110,290,958)	(163,372,539)	(122,368,539)
Shares issued from exercise of Series B Warrants
Shares issued from exercise of Series A Warrants
Stock Subscription Receivable [Member]
Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance	(2,841,427)	(2,545,586)	(2,545,586)	(2,545,586)	(80,241)					(2,545,586)
Net Income (Loss)
Balance	$ (2,919,674)	$ (2,545,586)	$ (2,545,586)	(2,545,586)	(2,476,160)	(80,241)		(80,241)	(2,476,160)	(2,841,427)	(2,545,586)
Shares issued from exercise of Series B Warrants
Shares issued from exercise of Series A Warrants
As Previously Reported [Member]
Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance				(22,902,000)	(18,160,646)	(40,630,758)	3,412,459	3,412,459	3,412,459	(22,902,000)	3,412,459
Convertible note – stock issuance loss
Net Income (Loss)					(6,636,679)	22,018,416	(29,766,263)				(25,929,003)
Balance					(18,786,644)	(18,160,646)	(40,630,758)	(18,160,646)	(18,786,644)		(22,902,000)
Shares issued from exercise of Series B Warrants					1,886	34					1,959
Shares issued from exercise of Series A Warrants					162,054						4,257,282
Issuance of common stock for Forward Purchase Agreement
Forward Purchase Agreement – subscription receivable discount
As Previously Reported [Member] | Additional Paid-in Capital [Member]
Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance				93,045,581	79,610,239	79,158,563	28,850,985	28,850,985	28,850,985	93,045,581	28,850,985
Convertible note – stock issuance loss
Net Income (Loss)
Balance					85,617,896	79,610,239	79,158,563	79,610,239	85,617,896		93,045,581
Shares issued from exercise of Series B Warrants					1,370	14					1,384
Shares issued from exercise of Series A Warrants					162,007						4,255,907
Issuance of common stock for Forward Purchase Agreement					(954)						(954)
Forward Purchase Agreement – subscription receivable discount
As Previously Reported [Member] | Retained Earnings [Member]
Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance				(115,880,509)	(97,699,353)	(119,717,769)	(25,445,506)	(25,445,506)	(25,445,506)	(115,880,509)	(25,445,506)
Convertible note – stock issuance loss
Net Income (Loss)					(6,636,679)	22,018,416	(29,766,263)				(25,929,003)
Balance					(104,336,032)	(97,699,353)	(119,717,769)	(97,699,353)	(104,336,032)		(115,880,509)
Shares issued from exercise of Series B Warrants
Shares issued from exercise of Series A Warrants
Issuance of common stock for Forward Purchase Agreement
Forward Purchase Agreement – subscription receivable discount
As Previously Reported [Member] | Stock Subscription Receivable [Member]
Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance				(80,241)	(80,241)	(80,241)				(80,241)
Convertible note – stock issuance loss
Net Income (Loss)
Balance					(80,241)	(80,241)	(80,241)	(80,241)	(80,241)		(80,241)
Shares issued from exercise of Series B Warrants
Shares issued from exercise of Series A Warrants
Issuance of common stock for Forward Purchase Agreement
Forward Purchase Agreement – subscription receivable discount
Revision of Prior Period, Adjustment [Member]
Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance
Convertible note – stock issuance loss							2,769,719
Net Income (Loss)					(3,081,217)	(103,990)	(2,769,719)	(2,873,709)	(5,954,926)		(6,488,030)
Balance
Shares issued from exercise of Series B Warrants					2,297,367	103,990					2,669,970
Shares issued from exercise of Series A Warrants					31,703						3,065,913
Issuance of common stock for Forward Purchase Agreement					752,147						752,147
Forward Purchase Agreement – subscription receivable discount
Revision of Prior Period, Adjustment [Member] | Additional Paid-in Capital [Member]
Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance				8,953,375	103,990	2,769,719				8,953,375
Convertible note – stock issuance loss							2,769,719
Net Income (Loss)
Balance					5,477,136	103,990	2,769,719	103,990	5,477,136		8,953,375
Shares issued from exercise of Series B Warrants					2,297,367	103,990					2,669,970
Shares issued from exercise of Series A Warrants					31,703						3,065,913
Issuance of common stock for Forward Purchase Agreement					3,124,379						3,124,379
Forward Purchase Agreement – subscription receivable discount					23,687						93,113
Revision of Prior Period, Adjustment [Member] | Retained Earnings [Member]
Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance				(6,488,030)	(103,990)	(2,769,719)				(6,488,030)
Convertible note – stock issuance loss
Net Income (Loss)					(3,081,217)	(103,990)	(2,769,719)				(6,488,030)
Balance					(3,081,217)	(103,990)	(2,769,719)	(103,990)	(3,081,217)		(6,488,030)
Shares issued from exercise of Series B Warrants
Shares issued from exercise of Series A Warrants
Issuance of common stock for Forward Purchase Agreement
Forward Purchase Agreement – subscription receivable discount
Revision of Prior Period, Adjustment [Member] | Stock Subscription Receivable [Member]
Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance				(2,465,345)						(2,465,345)
Convertible note – stock issuance loss
Net Income (Loss)
Balance					(2,395,919)				(2,395,919)		(2,465,345)
Shares issued from exercise of Series B Warrants
Shares issued from exercise of Series A Warrants
Issuance of common stock for Forward Purchase Agreement					(2,372,232)						(2,372,232)
Forward Purchase Agreement – subscription receivable discount					(23,687)						(93,113)
Retroactive Application of Recapitalization [Member]
Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance				(22,902,000)	(18,160,646)	(40,630,758)	3,412,459	3,412,459	3,412,459	(22,902,000)	3,412,459
Convertible note – stock issuance loss							2,769,719
Net Income (Loss)						21,914,426	(32,535,982)				(32,417,033)
Balance						(18,160,646)	(40,630,758)	(18,160,646)			(22,902,000)
Shares issued from exercise of Series B Warrants						104,024					2,671,929
Shares issued from exercise of Series A Warrants											7,323,195
Retroactive Application of Recapitalization [Member] | Additional Paid-in Capital [Member]
Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance				101,998,956	82,483,948	81,928,282	28,850,985	28,850,985	28,850,985	101,998,956	28,850,985
Convertible note – stock issuance loss							2,769,719
Net Income (Loss)
Balance						82,483,948	81,928,282	82,483,948			101,998,956
Shares issued from exercise of Series B Warrants						104,004					2,671,354
Shares issued from exercise of Series A Warrants											7,321,820
Retroactive Application of Recapitalization [Member] | Retained Earnings [Member]
Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance				(122,368,539)	(100,573,062)	(122,487,488)	(25,445,506)	(25,445,506)	(25,445,506)	(122,368,539)	(25,445,506)
Convertible note – stock issuance loss
Net Income (Loss)						21,914,426	(32,535,982)				(32,417,033)
Balance						(100,573,062)	(122,487,488)	(100,573,062)			(122,368,539)
Shares issued from exercise of Series B Warrants
Shares issued from exercise of Series A Warrants
Retroactive Application of Recapitalization [Member] | Stock Subscription Receivable [Member]
Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance				$ (2,545,586)		$ (80,241)				$ (2,545,586)
Convertible note – stock issuance loss
Net Income (Loss)
Balance							(80,241)				(2,545,586)
Shares issued from exercise of Series B Warrants
Shares issued from exercise of Series A Warrants
Retroactive Application of Recapitalization [Member]
Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance
Issuance of common stock for Forward Purchase Agreement					752,147						752,147
Forward Purchase Agreement – subscription receivable discount
Retroactive Application of Recapitalization [Member] | Additional Paid-in Capital [Member]
Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance							(6,980)	(6,980)	(6,980)		(6,980)
Issuance of common stock for Forward Purchase Agreement					3,123,425						3,123,425
Forward Purchase Agreement – subscription receivable discount					23,687						93,113
Retroactive Application of Recapitalization [Member] | Retained Earnings [Member]
Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance
Issuance of common stock for Forward Purchase Agreement
Forward Purchase Agreement – subscription receivable discount
Retroactive Application of Recapitalization [Member] | Stock Subscription Receivable [Member]
Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance
Issuance of common stock for Forward Purchase Agreement					(2,372,232)						(2,372,232)
Forward Purchase Agreement – subscription receivable discount					$ (23,687)						$ (93,113)